Harbor Funds

Supplement to Prospectus dated March 1, 2024
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
HARBOR INTERNATIONAL FUND
April 11, 2024
Simon Somerville has retired from Marathon Asset Management Limited, the subadvisor to Harbor Diversified International All Cap Fund and Harbor International Fund (each a “Fund” and collectively, the “Funds”). Effective immediately, he no longer serves as a portfolio manager to the Funds and all references to him are hereby removed.
Toma Kobayashi and Justin Hill will take over management of the Japan regional focus assets previously managed by Mr. Sommerville with respect to the Funds. Justin Hill will continue to manage assets in the Asia Pacific ex Japan region.
Accordingly, the following sections of the Prospectus are hereby updated to reflect these changes:
Harbor Diversified International All Cap Fund
Marathon Asset Management Limited (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadvisor to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which the investment team is organized along regional lines and each portfolio manager is allocated his own distinct portion of assets within the Fund’s portfolio to manage independently of the other portfolio managers. Mr. Arah is responsible for determining the regional allocation.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Charles Carter Since 2015	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2015	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2015
Mr. Arah co-founded Marathon-London in 1986 and has managed assets at Marathon-London since 1987. Previously, he was employed at Rowe and Pitman and at Goldman Sachs based in Tokyo. Mr. Arah began his investment career in 1982.

Toma Kobayashi Since 2022
Mr. Kobayashi joined Marathon-London in 2018 and is a Portfolio Manager focusing on investments in Japan. Previously, he worked for Orbis Investments as a Japanese equity analyst.
Mr. Kobayashi began his investment career in 2014.

Japan and Asia Pacific ex Japan	Justin Hill Since 2021
Mr. Hill joined Marathon-London in 2021 and is a Portfolio Manager covering Japan and
Asia Pacific ex Japan. Prior to joining Marathon-London, he worked at BP Investment
Management where he was a Senior Portfolio Manager. Prior to that he worked at Pictet
Asset Management as a Senior Investment Manager. Mr. Hill began his investment career in 1996.

Emerging Markets	Alex Duffy Since 2021
Mr. Duffy joined Marathon-London in 2021 and is an Emerging Markets Portfolio Manager.
Prior to joining Marathon-London, he worked at Fidelity International where he was a Portfolio
Manager of Global Emerging Markets.  Mr. Duffy began his investment career in 2004.

North America	Robert Anstey, CFA Since 2015
Mr. Anstey joined Marathon-London in 2014 and is a North American Equity Portfolio Manager.
Previously, he was Head of U.S. Equities at Hermes Fund Managers Ltd. Prior to that he worked at Bear Stearns as the U.S. Equity Sales Director as well as on the U.S. Equity Sales team at private bank Brown Brothers Harriman. Mr. Anstey began his investment career in
1994.

Harbor Funds
Supplement to Prospectus dated March 1, 2024 — Continued

Harbor International Fund
Marathon Asset Management Limited (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadvisor to Harbor International Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which each portfolio manager is allocated their own distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Arah is responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Charles Carter Since 2018	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2018	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2018
Mr. Arah co-founded Marathon-London in 1986 and has managed assets at Marathon-London since 1987. Previously, he was employed at Rowe and Pitman and at Goldman Sachs based in Tokyo. Mr. Arah began his investment career in 1982.

Toma Kobayashi Since 2022
Mr. Kobayashi joined Marathon-London in 2018 and is a Portfolio Manager focusing on investments in Japan. Previously, he worked for Orbis Investments as a Japanese equity analyst. Mr. Kobayashi began his investment career in 2014.

Japan and Asia Pacific ex Japan	Justin Hill Since 2021
Mr. Hill joined Marathon-London in 2021 and is a Portfolio Manager covering Japan and Asia
Pacific ex Japan. Prior to joining Marathon-London, he worked at BP Investment Management where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager. Mr. Hill began his investment career in 1996.

Emerging Markets	Alex Duffy Since 2021
Mr. Duffy joined Marathon-London in 2021 and is an Emerging Markets Portfolio Manager.
Prior to joining Marathon-London, he worked at Fidelity International where he was a Portfolio
Manager of Global Emerging Markets.  Mr. Duffy began his investment career in 2004.

Investors Should Retain This Supplement For Future Reference
S0424.P.HF